Fees Summary	Dec. 10, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 492,250,000.00
Previously Paid Amount	0.00
Total Fee Amount	75,363.48
Total Offset Amount	0.00
Net Fee	$ 75,363.48